SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Summary of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2025	2024	2023

Network and IT costs	574	559	506
Personnel costs *	481	437	416
Customer associated costs	529	471	386
Losses on receivables	26	20	14
Taxes, other than income taxes	59	68	74
Consultancy and other professional services	91	100	94
Other	123	144	156
Total selling, general and administrative expenses	1,883	1,799	1,646
*Personnel costs are primarily comprised of salaries, benefits, and bonuses including the Company’s share-based payment plans recognized in accordance with IFRS 2, Share based payments. For further discussion on Share-based payments, refer to Note 5—Share-based payments of these consolidated financial statements.